Note 7 - Options (Details) - $ / shares	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Note 7 - Options Details
Outstanding, beginning of period			5,392,460	5,062,007
Options, Exercised	0	0	(7,000)	0
Options, Expired			(2,155)	(4,982)
Balance, end of period	5,383,305	5,057,025	5,383,305	5,057,025
Options exercisable, end of year	4,387,455	4,084,342	4,387,455	4,084,342
Outstanding, beginning of period			$ 3.48	$ 3.89
Weighted average price per share, Exercised			2.32	0.00
Weighted average price per share, Expired			67.97	244.48
Outstanding, end of period	$ 3.45	$ 3.65	3.45	3.65
Options exercisable, end of year	3.46	3.69	3.46	3.69
Outstanding, beginning of period			1.88	2.17
Weighted average grant date fair value, Exercised			1.20	0.00
Weighted average grant date fair value, Expired			52.48	162.34
Outstanding, end of period	$ 1.86	$ 2.01	1.86	2.01
Options exercisable, end of year			$ 1.94	$ 2.10